Shareholder Report, Holdings (Details) - C000009558 [Member]	Jun. 30, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.48%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.97%
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.56%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%